Shareholder Report, Holdings (Details)	May 31, 2026
C000220706 | Top10HoldingT. Rowe Price Growth Stock FundBNY-77958E208
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000220706 | Top10HoldingT. Rowe Price Value FundBNY-779578400
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000220706 | Top10HoldingT. Rowe Price Equity Index 500 FundBNY-779552504
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000220706 | Top10HoldingT. Rowe Price U.S. Large-Cap Core FundBNY-74149R404
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000220706 | Top10HoldingT. Rowe Price International Value Equity FundBNY-87281D827
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000220706 | Top10HoldingT. Rowe Price Overseas Stock FundBNY-87281D835
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000220706 | Top10HoldingT. Rowe Price International Stock FundBNY-87281D843
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000220706 | Top10HoldingT. Rowe Price Real Assets FundBNY-87279W308
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000220706 | Top10HoldingT. Rowe Price Emerging Markets Discovery Stock FundBNY-87281D884
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000220706 | Top10HoldingT. Rowe Price Emerging Markets Stock FundBNY-87281D876
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000220706 | Sector0BNY-77958E208
Holdings [Line Items]
Percent of Net Asset Value	69.10%
C000220706 | Sector0BNY-87281D827
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000220706 | Sector0BNY-872798301
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000220706 | Sector0BNY-87281D850
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000220706 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000220704 | Top10HoldingT. Rowe Price Growth Stock FundBNY-77958E208
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000220704 | Top10HoldingT. Rowe Price Value FundBNY-779578400
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000220704 | Top10HoldingT. Rowe Price Equity Index 500 FundBNY-779552504
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000220704 | Top10HoldingT. Rowe Price U.S. Large-Cap Core FundBNY-74149R404
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000220704 | Top10HoldingT. Rowe Price International Value Equity FundBNY-87281D827
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000220704 | Top10HoldingT. Rowe Price Overseas Stock FundBNY-87281D835
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000220704 | Top10HoldingT. Rowe Price International Stock FundBNY-87281D843
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000220704 | Top10HoldingT. Rowe Price Real Assets FundBNY-87279W308
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000220704 | Top10HoldingT. Rowe Price Emerging Markets Discovery Stock FundBNY-87281D884
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000220704 | Top10HoldingT. Rowe Price Emerging Markets Stock FundBNY-87281D876
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000220704 | Sector0BNY-77958E208
Holdings [Line Items]
Percent of Net Asset Value	69.10%
C000220704 | Sector0BNY-87281D827
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000220704 | Sector0BNY-872798301
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000220704 | Sector0BNY-87281D850
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000220704 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000220705 | Top10HoldingT. Rowe Price Growth Stock FundBNY-77958E208
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000220705 | Top10HoldingT. Rowe Price Value FundBNY-779578400
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000220705 | Top10HoldingT. Rowe Price Equity Index 500 FundBNY-779552504
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000220705 | Top10HoldingT. Rowe Price U.S. Large-Cap Core FundBNY-74149R404
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000220705 | Top10HoldingT. Rowe Price International Value Equity FundBNY-87281D827
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000220705 | Top10HoldingT. Rowe Price Overseas Stock FundBNY-87281D835
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000220705 | Top10HoldingT. Rowe Price International Stock FundBNY-87281D843
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000220705 | Top10HoldingT. Rowe Price Real Assets FundBNY-87279W308
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000220705 | Top10HoldingT. Rowe Price Emerging Markets Discovery Stock FundBNY-87281D884
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000220705 | Top10HoldingT. Rowe Price Emerging Markets Stock FundBNY-87281D876
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000220705 | Sector0BNY-77958E208
Holdings [Line Items]
Percent of Net Asset Value	69.10%
C000220705 | Sector0BNY-87281D827
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000220705 | Sector0BNY-872798301
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000220705 | Sector0BNY-87281D850
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000220705 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000244832 | Top10HoldingT. Rowe Price Growth Stock FundBNY-77958E208
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000244832 | Top10HoldingT. Rowe Price Value FundBNY-779578400
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000244832 | Top10HoldingT. Rowe Price Equity Index 500 FundBNY-779552504
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000244832 | Top10HoldingT. Rowe Price U.S. Large-Cap Core FundBNY-74149R404
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000244832 | Top10HoldingT. Rowe Price International Value Equity FundBNY-87281D827
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000244832 | Top10HoldingT. Rowe Price Overseas Stock FundBNY-87281D835
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000244832 | Top10HoldingT. Rowe Price International Stock FundBNY-87281D843
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000244832 | Top10HoldingT. Rowe Price Real Assets FundBNY-87279W308
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000244832 | Top10HoldingT. Rowe Price Emerging Markets Discovery Stock FundBNY-87281D884
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000244832 | Top10HoldingT. Rowe Price Emerging Markets Stock FundBNY-87281D876
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000244832 | Sector0BNY-77958E208
Holdings [Line Items]
Percent of Net Asset Value	69.10%
C000244832 | Sector0BNY-87281D827
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000244832 | Sector0BNY-872798301
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000244832 | Sector0BNY-87281D850
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000244832 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	0.30%